                          ---------------------------
                                 MAIRS AND POWER
                               BALANCED FUND, INC.
                          ---------------------------

-------------------------------------------------------------------------------

1ST QUARTER REPORT
March 31, 2000

To Our Shareholders:                                               May 19, 2000

FIRST QUARTER RESULTS

After a somewhat disappointing fourth quarter last year, the Fund turned in a pretty good first quarter in terms of both absolute and relative investment performance. The improvement in performance reflected a better bond market along with a late-quarter revival in the "old economy" stocks. Based on a March 31, 2000 net asset value per share of $51.21, the Fund produced a total investment return of 2.8% for the quarter after adjustment for the reinvestment of cash dividends. This compared with other comparable benchmark returns of 2.3% for the Standard & Poor's 500, a negative 4.7% for the Dow Jones Industrial Average and 2.7% for the Lehman Bros. Gov't/Corp. Bond Index. Among other comparable balanced mutual funds, the Fund ranked 166th out of a CDA/Wiesenberger domestic balanced fund universe of 369 funds.

The U. S. economy continued to be the envy of the world showing an above-trend 5.4% rate of Gross Domestic Product growth in the first quarter despite five separate one-quarter point interest rate increases on the part of the Federal Reserve since mid-year 1999. Rising inflationary pressures have led the Fed to move even more aggressively with a one-half point increase more recently on May 16, 2000. The unusually rapid late-cycle growth continued to be fueled by consumer spending which increased at a sizzling 8.3% annual rate. Business capital spending improved at a brisk 21.2% rate as compared to a rather weak 2.9% fourth quarter rate, which reflected Y2K concerns. Although the final tally is not yet available, corporate earnings are believed to have also fared very well increasing at a rate well into the "double digits".

The stock market finally started to show some signs of broadening participation late in the quarter after several quarters of increasingly narrow leadership confined mainly to the technology sector, However, for the full quarter, technology (computer hardware, networking and systems; electrical equipment and electronics) and energy displayed the best performance. Basic industries (chemicals, containers, metals and forest products) and consumer staples (cosmetics, foods, household products and soft drinks) experienced the worst performance although most industry groups lagged well behind the technology sector. Small and mid-sized companies generally performed quite well compared to their large company counterparts, especially where above average growth rates were present. Among holdings in the Fund, Corning (+50.5%), American Home Products (+36.0%), Schlumberger (+36.0%) and National Computer Systems (+34.9%) performed best while Briggs & Stratton (-23.3%), Weyerhaeuser (-20.6%), Ingersoll-Rand (-19.6%), Graco (-19.2%) and Hormel Foods (-19.1%) did the worst.

FUTURE OUTLOOK

Recent moves by the Federal Reserve, which reflect an increasingly more restrictive monetary policy, are expected to have the desired effect of gradually slowing the pace of economic growth in the months to come. Consequently, Gross Domestic Product growth in the second half of 2000 is expected to decline to a more sustainable level in the area of 3%. If this forecast is correct, some easing of inflationary pressures should also become evident by the end of the year. This in turn would likely lead to some relaxation of monetary policy with the now inverted interest rate yield curve beginning to show some flattening. Although corporate profit increases may also slow, continuing strong productivity gains could keep the rate of growth near "double digit" levels.

Even though interest rates have moved up recently, the outlook for the stock market as a whole remains basically positive considering the still relatively strong outlook for corporate profits. However, progress over the next six to twelve months is expected to be quite different than over the past couple of years. The broadening of market participation since the technology laden NASDAQ made its high on March 10, 2000 and the renewed emphasis on valuation are expected to continue for some time to come. "New economy" technology stocks remain richly valued even though a significant portion of the valuation premium has been eroded recently. Volatility for the market, as well as for many individual stocks, is expected to remain high with historically high valuation levels leaving little room for error. As a number of market analysts have observed recently, "the market is priced for perfection".

NEW DIRECTOR APPOINTED

At the April 14, 2000 meeting of the Board of Directors, Norbert J. Conzemius was appointed to the Board. Mr. Conzemius (58) was a career employee of U. S. Bancorp. where he held a number of senior level management positions including the presidency of a trust company subsidiary. He subsequently retired to run Road Rescue, Inc., a privately held emergency vehicle manufacturing company that was recently sold.


                                                               William B. Frels
                                                                      President

SCHEDULE OF INVESTMENTS                                                                       MARCH 31, 2000
------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES

   FACE                                                                                             MARKET
  AMOUNT                    SECURITY DESCRIPTION                                                     VALUE
---------    ------------------------------------------------------------------------------        ---------
             U.S.TREASURY & FEDERAL AGENCY OBLIGATIONS  20.5%
$ 250,000    Federal Farm Credit Bank                                  7.00%      07/19/06       $   245,284
  250,000    Federal Home Loan Bank                                    6.30%      05/19/03           243,839
  250,000    Federal Home Loan Bank                                   7.025%      02/17/05           245,403
  250,000    Federal Home Loan Bank                                    7.00%      07/14/05           244,636
  250,000    Federal Home Loan Bank                                    7.00%      08/15/07           241,441
  250,000    Federal Home Loan Bank                                   7.075%      07/25/12           236,306
  250,000    Federal Home Loan Bank                                    6.50%      09/18/13           226,701
  250,000    Federal Home Loan Bank                                    6.41%      02/11/14           224,805
  250,000    Federal Home Loan Mortgage Corporation                    6.00%      12/01/05           235,702
  250,000    Federal Home Loan Mortgage Corporation                    6.33%      04/24/06           237,854
  250,000    Federal Home Loan Mortgage Corporation                    7.01%      07/13/06           243,394
  250,000    Federal Home Loan Mortgage Corporation                    6.41%      01/20/09           232,546
  250,000    Federal Home Loan Mortgage Corporation                    6.25%      01/21/09           230,595
  250,000    Federal Home Loan Mortgage Corporation                    6.45%      04/29/09           232,749
  250,000    Federal Home Loan Mortgage Corporation                    7.33%      07/13/09           241,996
  250,000    Federal Home Loan Mortgage Corporation                    6.60%      11/19/13           227,902
  250,000    Federal National Mortgage Association                     7.23%      05/17/04           246,025
  500,000    Federal National Mortgage Association                     6.45%      04/04/05           481,874
  250,000    Federal National Mortgage Association                     6.26%      08/03/05           238,495
  250,000    Federal National Mortgage Association                     7.50%      02/02/07           244,730
  250,000    Federal National Mortgage Association                     7.68%      04/24/07           246,324
  250,000    Federal National Mortgage Association                     7.43%      06/13/07           244,715
  250,000    Federal National Mortgage Association                     6.41%      01/16/08           235,420
  250,000    Federal National Mortgage Association                     6.52%      03/05/08           236,035
  250,000    Federal National Mortgage Association                     6.56%      04/23/08           236,757
  250,000    Federal National Mortgage Association                     6.58%      06/16/08           236,190
  250,000    Federal National Mortgage Association                     6.18%      02/19/09           230,872
  500,000    Federal National Mortgage Association                     6.49%      03/18/09           469,118
  250,000    Federal National Mortgage Association                     7.15%      06/11/09           241,544
  250,000    Federal National Mortgage Association                     7.15%      11/03/10           239,065
  250,000    Federal National Mortgage Association                     6.37%      02/25/14           226,857
                                                                                                 -----------
                                                                                                   7,845,174
                                                                                                 -----------
             CORPORATE BONDS  8.8%
  300,000    Bankers Trust NY Corp.                                   7.125%      07/31/02           296,934
  250,000    Household Finance Corp.                                   7.00%      02/15/03           246,783
  250,000    Ford Motor Credit Company                                 6.70%      07/16/04           242,647
  265,000    J.C. Penney & Co.                                         6.00%      05/01/06           213,439
  250,000    Bankers Trust NY Corp.                                    6.70%      10/01/07           234,792
  250,000    General Foods Corporation                                 7.00%      06/15/11           233,813
  200,000    Ford Motor Company Debentures                             9.50%      09/15/11           231,431
  250,000    Goldman Sachs & Company                                   8.00%      03/01/13           252,111
  250,000    Allstate Corp.                                            7.50%      06/15/13           242,208
  500,000    General Motors Acceptance Corporation                     7.30%      07/15/14           486,442
  500,000    Lincoln National Corp.                                    7.00%      03/15/18           448,788
  250,000    South Jersey Gas Co.                                     7.125%      10/22/18           220,837
                                                                                                 -----------
                                                                                                   3,350,225
                                                                                                 -----------
             CONVERTIBLE CORPORATE BONDS  1.7%
  150,000    Cray Research, Inc.                                      6.125%      02/01/11            91,500
  350,000    Kerr McGee Corp.                                          7.50%      05/15/14           331,625
  250,000    Noram Energy                                              6.00%      03/15/12           213,750
                                                                                                 -----------
                                                                                                 $   636,875
                                                                                                 -----------


SCHEDULE OF INVESTMENTS (CONTINUED)                                                           MARCH 31, 2000
------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (CONTINUED)

    FACE                                                                                             MARKET
   AMOUNT                   SECURITY DESCRIPTION                                                      VALUE
---------    ------------------------------------------------------------------------------        ---------
            CONVERTIBLE AND NON-CONVERTIBLE PREFERRED STOCK  1.1%
    6,000   Barclays Bank PLC, Series E                               $ 2.00                     $   137,625
    2,500   J. P. Morgan & Co., Series A., Adj Rate Pf                $ 5.00                         181,250
    2,000   St. Paul Capital Pf                                       $ 3.00                         119,500
                                                                                                 -----------
                                                                                                     438,375
                                                                                                 -----------
            TOTAL FIXED INCOME SECURITIES  32.1%                                                 $12,270,649
                                                                                                 -----------

COMMON STOCKS

NUMBER OF                                                                                           MARKET
 SHARES                     SECURITY DESCRIPTION                                                     VALUE
---------    ------------------------------------------------------------------------------        ---------
            BASIC INDUSTRIES  2.6%
   12,000   Bemis Company, Inc.                                                                  $   442,500
   10,000   Weyerhaeuser Company                                                                     570,000
                                                                                                 -----------
                                                                                                   1,012,500
                                                                                                 -----------
            CAPITAL GOODS  5.7%
    6,000   Briggs & Stratton Corporation                                                            246,750
    2,000   Cooper Industries, Inc.                                                                   70,000
   25,000   Graco Inc.                                                                               725,000
   10,000   Ingersoll-Rand Company                                                                   442,500
   40,000   MTS Systems Corporation                                                                  305,000
   10,000   Pentair, Inc.                                                                            370,625
                                                                                                 -----------
                                                                                                   2,159,875
                                                                                                 -----------
            CONSUMER CYCLICAL  1.3%
   10,000   Deluxe Corp.                                                                             265,000
    5,000   Genuine Parts Company                                                                    119,375
   12,000   Sturm, Ruger & Co., Inc.                                                                 105,000
                                                                                                 -----------
                                                                                                     489,375
                                                                                                 -----------
            CONSUMER STAPLE  4.7%
    4,000   Eastman Kodak Company                                                                    217,250
    6,000   General Mills, Inc.                                                                      217,125
    6,000   Hershey Foods Corporation                                                                292,500
   30,000   Hormel (Geo. A.) & Company                                                               493,125
   10,000   Kimberly Clark                                                                           560,000
                                                                                                 -----------
                                                                                                   1,780,000
                                                                                                 -----------
            HEALTH CARE  8.9%
   14,000   American Home Products Corporation                                                       750,750
    5,000   Baxter International Inc.                                                                313,438
   15,000   Bristol-Myers Squibb Company                                                             866,250
   40,000   Pfizer Inc.                                                                            1,462,500
                                                                                                 -----------
                                                                                                  $3,392,938
                                                                                                 -----------


SCHEDULE OF INVESTMENTS (CONTINUED)                                                           MARCH 31, 2000
------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

NUMBER OF                                                                                           MARKET
  SHARES                    SECURITY DESCRIPTION                                                    VALUE
--------    -------------------------------------------------------------------------------        ---------
            ENERGY  7.3%
   10,586   BP Amoco PLC ADR                                                                       $ 561,720
    8,000   Burlington Resources Inc.                                                                296,000
   10,600   Exxon Mobil Corporation                                                                  824,812
    6,000   Murphy Oil Corporation                                                                   345,750
   10,000   Schlumberger, Limited                                                                    765,000
                                                                                                 -----------
                                                                                                   2,793,282
                                                                                                 -----------
            FINANCIAL  17.9%
    5,000   American Express Company                                                                 744,688
    8,000   BankAmerica Corporation                                                                  419,500
   18,690   Community First Bankshares, Inc.                                                         299,040
   22,800   Firstar Corp.                                                                            522,975
    5,062   Jefferson-Pilot Corp.                                                                    336,939
   10,000   Merrill Lynch & Co., Inc.                                                              1,050,000
    5,000   J. P. Morgan & Co., Inc.                                                                 658,750
   16,000   ReliaStar Financial Corp.                                                                542,000
   12,000   St. Paul Companies                                                                       409,500
   15,000   U.S. Bancorp                                                                             328,125
   37,000   Wells Fargo & Company                                                                  1,514,688
                                                                                                 -----------
                                                                                                   6,826,205
                                                                                                 -----------
            TECHNOLOGY  12.5%
    8,000   Corning Inc.                                                                           1,552,000
    9,000   Emerson Electric Co.                                                                     475,875
   15,000   Honeywell Inc.                                                                           790,312
    8,000   International Business Machines Corporation                                              944,000
   20,000   National Computer Systems, Inc.                                                        1,015,000
                                                                                                 -----------
                                                                                                   4,777,187
                                                                                                 -----------
            TRANSPORTATION  0.8%
    6,000   Delta Air Lines, Inc.                                                                    319,500
                                                                                                 -----------
            UTILITIES  2.9%
   10,000   American Water Works Company, Inc.                                                       237,500
    7,000   GTE Corporation                                                                          497,000
    5,000   U S West Inc.                                                                            363,125
                                                                                                 -----------
                                                                                                   1,097,625
                                                                                                 -----------
            DIVERSIFIED  1.6%
    7,000   Minnesota Mining & Manufacturing Company                                                 619,937
                                                                                                 -----------
            TOTAL COMMON STOCK  66.2%                                                             25,268,424
                                                                                                 -----------
            SHORT TERM INVESTMENTS  1.1%
  422,924   Firstar Institutional Money Market Fund                                                  422,924
                                                                                                 -----------
            TOTAL INVESTMENTS  99.4%                                                              37,961,997
            OTHER ASSETS IN EXCESS OF LIABILITIES  0.6%                                              226,543
                                                                                                 -----------
            NET ASSETS  100%                                                                     $38,188,540
                                                                                                 -----------
                                                                                                 -----------

STATEMENT OF NET ASSETS                                                                          AT MARCH 31, 2000
------------------------------------------------------------------------------------------------------------------
ASSETS

Investments at market value (cost $13,537,703)...................................................    $  29,693,899
U.S. Governments (cost $8,225,348)...............................................................        7,845,173
Cash.............................................................................................          422,924
Dividends and interest receivable................................................................          236,149
Receivables for securities sold, not yet delivered...............................................                0
Prepaid expense..................................................................................           11,610
                                                                                                     -------------
                                                                                                        38,209,755
LIABILITIES

Accrued management fee.................................................      $  18,718
Accrued custodian and transfer agent fee...............................          2,497
Payable for securities purchased, not yet received.....................              0                      21,215
                                                                            ----------               -------------
NET ASSETS

Equivalent to $51.21 per share on 745,788 shares outstanding.....................................    $  38,188,540
                                                                                                     -------------
                                                                                                     -------------

STATEMENT OF CHANGES IN NET ASSETS                                       FOR THE THREE MONTHS ENDED MARCH 31, 2000
------------------------------------------------------------------------------------------------------------------

NET ASSETS, December 31, 1999....................................................................    $  40,610,878
Net investment income, per statement below.............................     $  330,508
Distribution to shareholders...........................................       (223,431)                    107,077
                                                                            ----------
Fund shares issued and repurchased:
   Received for 10,763 shares issued...................................        535,034
   Paid for 75,159 shares repurchased..................................     (3,677,744)                (3,142,710)
                                                                            ----------
Increase in unrealized net appreciation (depreciation) of investments............................        (619,492)
Net gain (or loss) realized from sales of securities.............................................        1,232,760
Distribution from net realized gain reversed.....................................................               27
                                                                                                     -------------
NET ASSETS, March 31, 2000.......................................................................    $  38,188,540
                                                                                                     -------------
                                                                                                     -------------

STATEMENT OF NET INVESTMENT INCOME                                       FOR THE THREE MONTHS ENDED MARCH 31, 2000
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Dividends........................................................................................    $     131,081
Interest.........................................................................................          281,831
                                                                                                     -------------
                                                                                                           412,912
EXPENSES
Management fee (Note A)................................................      $  56,321
Fees and expenses of custodian, transfer agent and
    dividend disbursing agent (Note A).................................          4,826
Legal and auditing fees and expenses...................................          5,375
Insurance..............................................................            367
Other Fees and Expenses................................................         15,515                      82,404
                                                                            ----------               -------------
NET INVESTMENT INCOME............................................................................    $     330,508
                                                                                                     -------------
                                                                                                     -------------

NOTE A: The investment advisory fee was paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment advisory fees are paid to the adviser pursuant to an advisory agreement approved by the Directors of the Fund. The advisory fee is computed each month and is 1/20th of one percent of the net asset value of the Fund on the last valuation day of the month. The transfer agent fee was also paid to Firstar Mutual Fund Services, LLC which serves as transfer agent.

SUPPLEMENTARY INFORMATION: 1) Each director of the Fund not affiliated with Mairs and Power, Inc. received no compensation for meetings attended during this three month period. No compensation was paid to any other director or officer of the Fund. 2) No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make distributions of income and security profits which will be sufficient to relieve it from all or substantially all income taxes. 3) Purchases and sales of investment securities during the three months ended March 31, 2000 aggregated $76,553 and $2,474,116 respectively.

                            -------------------------
                                 MAIRS AND POWER
                               BALANCED FUND, INC.
                            -------------------------
                                 A NO-LOAD FUND
 W-1420 First National Bank Building, 332 Minnesota Street, St. Paul, Minnesota
                                   55101-1363
                                  651-222-8478
                      Shareholder Information: 800-304-7404

 SUMMARY OF FINANCIAL INFORMATION
-------------------------------------------------------------------------------
This table covers a period of generally rising bond and common stock prices. The results shown should not be considered as a representation of the dividend income and capital gain or loss which may result from an investment made in the Fund today.

                                                                          PER SHARE
                                                         --------------------------------------------
                                                                        DISTRIBUTIONS       DIVIDENDS
                                                                         OF REALIZED        FROM NET
                       SHARES            TOTAL NET       NET ASSET        SECURITIES       INVESTMENT
    DATES           OUTSTANDING            ASSETS          VALUE            GAINS            INCOME
-------------       -----------         ----------       ---------      -------------      ----------
Dec. 31, 1980         129,196            1,969,896         15.25             0.21             1.25
Dec. 31, 1981         132,236            1,928,460         14.59              -               1.21
Dec. 31, 1982         135,050            2,274,421         16.84             0.33             1.25
Dec. 31, 1983         155,828            2,907,432         18.66              -               1.28
Dec. 31, 1984         155,810            2,729,570         17.52             0.45             1.28
Dec. 31, 1985         183,348            3,837,245         20.93             0.35             1.13
Dec. 31, 1986         253,724            5,395,111         21.27             1.87             0.98
Dec. 31, 1987         295,434            5,772,298         19.54             1.09             1.06
Dec. 31, 1988         317,426            6,569,555         20.70             0.42             1.12
Dec. 31, 1989         344,486            7,886,058         22.89             0.33             1.08
Dec. 31, 1990         366,158            8,075,488         22.06             0.07             1.07
Dec. 31, 1991         400,276           10,676,264         26.67              -               1.00
Dec. 31, 1992         428,672           11,535,822         26.91             0.30             1.00
Dec. 31, 1993         476,860           13,441,576         28.19             0.63             0.99
Dec. 31, 1994         494,968           12,972,976         26.21             0.37             1.03
Dec. 31, 1995         519,272           16,978,753         32.70             0.28             1.02
Dec. 31, 1996         558,234           20,565,014         36.84             0.54             1.10
Dec. 31, 1997         632,540           28,789,593         45.52             0.35             1.19
Dec. 31, 1998         766,420           38,355,609         50.05             0.60             1.24
Dec. 31, 1999         810,184           40,610,878         50.13             0.81             1.39
Mar. 31, 2000         745,788           38,188,540         51.21              -               0.30

No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

-------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS

   THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIOD ENDED MARCH 31, 2000)
                                 ARE AS FOLLOWS:
-------------------------------------------------------------------------------
1 YEAR: + 7.6%                   5 YEARS: + 17.1%             10 YEARS: + 13.6%
-------------------------------------------------------------------------------
  PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT
WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR
                         LESS THAN THEIR ORIGINAL COST.
-------------------------------------------------------------------------------


                             OFFICERS AND DIRECTORS
-------------------------------------------------------------------------------

    William B. Frels      George A. Mairs, III         Peter G. Robb              Lisa J. Hartzell
President and Director   Secretary and Director   Vice-President and Director        Treasurer

Norbert J. Conzemius         Charlton Dietz          Donald E. Garretson          J. Thomas Simonet
      Director                  Director                  Director                     Director

                                MAIRS AND POWER
                              BALANCED FUND, INC.